PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

NOTE 7 – PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	December 31,
	2024	2023
At cost:
Furniture and fixtures	$3,203	$3,184
Equipment	28,319	28,155
Motor vehicles	72,622	100,084
	104,144	131,423
Less: accumulated depreciation	(53,309)	(65,858)
Total	$50,835	$65,565

Depreciation expense under finance lease for the years ended December 31, 2024, 2023 and 2022 was $14,453, $7,201 and $Nil, respectively. Depreciation expense on other assets for the years ended December 31, 2024, 2023 and 2022 was $584, $1,228 and $2,603, respectively.

As at December 31, 2024 and 2023, there was carrying amount of $50,835 and $64,982 of motor vehicle was held by finance lease liability.